Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Municipal Opportunities Fund

For the period ended June 30, 2025

Schedule of Investments (unaudited)

June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 112.96%

MUNICIPAL BONDS 112.96%

Corporate-Backed 8.00%
Arkansas Development Finance Authority–Hybar LLC AMT†	7.375%		7/1/2048	NR		$200,000	$216,918
California Infrastructure & Economic Development Bank–Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		1,000,000	948,203
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR		1,500,000	1,490,796
Mobile County Industrial Development Authority–AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB		1,000,000	960,377
New York Liberty Development Corp.–3 World Trade Center LLC†	7.25%		11/15/2044	NR		300,000	300,194
State of Nevada Department of Business & Industry–Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		1,300,000	1,231,750
Total							5,148,238

Education 16.78%
California Infrastructure & Economic Development Bank(b)	5.25%		5/15/2059	AA		1,230,000	1,281,882
Chester County Health & Education Facilities Authority–Immaculata University PA	4.25%		11/1/2032	BB-	(c)	840,000	759,054
Chester County Health & Education Facilities Authority–Immaculata University PA	5.00%		11/1/2041	BB-	(c)	375,000	312,859
Cleveland-Cuyahoga County Port Authority OH†	5.875%		1/1/2049	NR		800,000	775,482
Development Authority of Cobb County–MT Bethel Christian Academy Inc GA†	6.25%		6/1/2064	BB+		1,000,000	1,008,073
Florida Higher Educational Facilities Financing Authority–Keiser University Obligated Group†(d)	6.25%		7/1/2055	BB+		3,000,000	3,005,493
Illinois Finance Authority–Benedictine University	5.00%		10/1/2038	BB		300,000	248,628
Illinois Finance Authority–Illinois Institute of Technology†	5.875%		9/1/2046	BB+		1,000,000	971,315
Louisiana Public Facilities Authority–Lafayette Renaissance Charter Academy†	6.375%		6/15/2053	NR		1,500,000	1,495,924

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency–Emmanuel College/MA	5.00%	10/1/2043	Baa3		$1,000,000	$937,173
Total						10,795,883

General Obligation 12.34%
City of Chicago IL GO	6.00%	1/1/2050	BBB		1,000,000	1,032,465
Grapevine Wash Local District–Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR		1,000,000	936,201
Haymeadow Metropolitan District No. 1 CO GO	6.125%	12/1/2054	NR		3,625,000	3,651,322
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR		1,000,000	814,932
Mida Cormont Public Infrastructure District UT GO†	6.25%	6/1/2055	NR		725,000	743,815
STC Metropolitan District No. 2 CO GO†	6.25%	12/1/2055	NR		750,000	760,211
Total						7,938,946

Health Care 32.42%
Arizona Industrial Development Authority–Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR		1,500,000	1,618,777
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		2,132,000	1,544,789
Bucks County Industrial Development Authority–Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2051	B+		1,000,000	777,897
California Municipal Finance Authority–Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B		1,000,000	932,529
California Public Finance Authority–QSH/MB LLC†	6.75%	7/1/2065	NR		495,000	517,687
Capital Projects Finance Authority–Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%	1/1/2065	NR		1,000,000	969,888
Chester County Health & Education Facilities Authority–Immaculata University PA	5.00%	11/1/2046	BB-	(c)	300,000	239,241
County of Washington–Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		1,000,000	1,038,035

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority–St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	$500,000	$485,481
Maryland Health & Higher Educational Facilities Authority(b)	5.00%	7/1/2054	A+	200,000	202,766
Maryland Health & Higher Educational Facilities Authority(b)	5.25%	7/1/2054	A+	200,000	202,766
Moon Industrial Development Authority–Baptist Homes Society Obligated Group PA	5.75%	7/1/2035	NR	400,000	366,805
New Hope Cultural Education Facilities Finance Corp.–SLF CHP LLC TX†	6.50%	7/1/2056	NR	2,200,000	1,992,413
Norman Regional Hospital Authority–Norman Regional Hospital Authority Obligated Group OK	3.25%	9/1/2038	CCC	2,100,000	1,530,727
Orange County Health Facilities Authority(b)	5.25%	10/1/2056	A+	2,000,000	2,033,394
Orange County Health Facilities Authority(b)	5.25%	10/1/2056	A+	1,000,000	1,016,697
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	110,000	88,818
Public Finance Authority–Munificent Behavioral Hospitals I Inc Obligated Group WI†(d)	7.25%	1/1/2061	NR	1,000,000	1,028,289
Public Finance Authority–QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon	7/1/2064	NR	168,920,000	1,798,052
Public Finance Authority–QCF Behavioral Hospitals I Obligated Group WI†	7.50%	7/1/2059	NR	250,000	275,785
Public Finance Authority–RBS Evolution LLC WI†	10.00%	11/1/2038	NR	500,000	565,251
Shelby County Health Educational & Housing Facilities Board–Luke Inc Obligated Group TN	5.75%	10/1/2059	NR	1,500,000	902,915
South Carolina Jobs-Economic Development Authority–Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR	200,000	210,260
Wisconsin Health & Educational Facilities Authority–Chiara Housing & Services Inc Obligated Group	6.625%	7/1/2060	NR	500,000	515,179
Total					20,854,441

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 6.97%
California Public Finance Authority–P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR	$1,800,000	$1,622,729
California Public Finance Authority–P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR	1,200,000	1,123,371
New Hampshire Business Finance Authority†	4.168%		1/20/2041	NR	1,000,000	735,942
Vail Home Partners Corp.–Vail Home Partners Corp CO†	6.00%		10/1/2064	NR	1,000,000	1,002,071
Total						4,484,113

Other Revenue 0.00%
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	1,964	1,242

Special Tax 5.55%
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%		12/1/2053	NR	1,500,000	1,485,925
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	1,140,000	970,686
New York City Transitional Finance Authority(b)	5.50%		5/1/2052	AAA	400,000	424,748
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%		12/1/2044	NR	700,000	690,747
Total						3,572,106

Tax Revenue 4.15%
City of Reno–County of Washoe NV Sales Tax Revenue NV†	Zero Coupon		7/1/2058	NR	7,500,000	1,120,616
Mida Mountain Village Public Infrastructure District–Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%		6/15/2054	NR	1,125,000	1,131,702
New York State Dormitory Authority–State of New York Personal Income Tax Revenue(b)	5.25%		3/15/2052	Aa1	400,000	413,834
Total						2,666,152

Tobacco 5.14%
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	500,000	122,713

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	$2,000,000	$709,303
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	2,845,000	2,472,380
Total						3,304,396

Transportation 14.62%
Florida Development Finance Corp.–AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR	500,000	476,132
Florida Development Finance Corp.–AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	250,000	248,750
New Jersey Economic Development Authority–DRP Urban Renewal 4 LLC AMT†	6.625%		1/1/2045	NR	1,250,000	1,276,879
Oklahoma Turnpike Authority(b)	5.50%		10/1/2054	Aa3	5,000,000	5,308,247
Public Finance Authority–Million Air Three Obligated Group WI†	9.75%		9/1/2054	NR	2,000,000	2,095,072
Total						9,405,080

Utilities 6.99%
Southeast Energy Authority A Cooperative District AL(b)	5.00%		1/1/2056	A1	4,400,000	4,492,941
Total Municipal Bonds (cost $73,052,140)						72,663,538

SHORT-TERM INVESTMENTS 7.41%

REPURCHASE AGREEMENTS 7.41%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $4,857,600 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $4,858,000; proceeds: $4,763,234 (cost $4,762,705)					4,762,705	4,762,705
Total Investments in Securities 120.37% (cost $77,814,845)						77,426,243
Other Assets and Liabilities – Net(e) (20.37)%						(13,100,308)
Net Assets 100.00%						$64,325,935

AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $35,226,371, which represents 54.76% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2025

(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Notes to Schedule of Investments for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2025	3	Short	$(334,513)	$(346,406)	$(11,893)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$72,663,538	$–	$72,663,538
Short-Term Investments
Repurchase Agreements	–	4,762,705	–	4,762,705
Total	$–	$77,426,243	$–	$77,426,243
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(11,893)	–	–	(11,893)
Total	$(11,893)	$–	$–	$(11,893)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on July 3, 2024. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on October 22, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would

Notes to Schedule of Investments (unaudited)(continued)

use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

QPHR-MOPPS-3Q
(08/25)